FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03855

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Advisor Series VIII

Fund Name: Fidelity Advisor Emerging Markets Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

SCOTT C.GOEBEL, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2008

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series VIII

BY:  /s/ KENNETH B. ROBINS*
KENNETH B. ROBINS, TREASURER
DATE: 08/12/2008 01:38:17 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 11, 2008 AND FILED HEREWITH.

VOTE SUMMARY REPORT
Fidelity Advisor Emerging Markets Income Fund
07/01/2007- 06/30/2008

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: BULGARIA STEEL FINANCE BV, AMSTERDAM MEETING DATE: 06/27/2008
TICKER: -- SECURITY ID: N1759JAB0
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	AUTHORIZE AND INSTRUCT THE NOTE TRUSTEE TO PAY THE COSTS AND EXPENSES INCLUDING ANY ADVERSE COSTS OF THE AD HOC COMMITTEE OF NOTEHOLDERS, REPRESENTED BY BINGHAM MCCUTCHEN LONDON LLP FROM TIME TO TIME THE AD HOC COMMITTEE INCURRED FROM 26 SEP 2007 BUT PRIOR TO 30 APR 2009 OR SUCH LATER DATE AS MAY BE APPROVED BY HOLDERS OF NOTES WHO, AT THE TIME OF SUCH APPROVAL, HOLD IN AGGREGATE NOT LESS THAN 40% OF THE PRINCIPAL AMOUNT OUTSTANDING OF THE NOTES PROVIDING WRITTEN NOTICE TO THE TRUSTEE TOGETHER W...	Management	For	Take No Action
2	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: OAO GAZPROM MEETING DATE: 06/27/2008
TICKER: OGZPY SECURITY ID: 368287207
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE THE ANNUAL REPORT OF OAO GAZPROM FOR 2007.	Management	For	For
2	APPROVE THE ANNUAL ACCOUNTING STATEMENTS, INCLUDING THE PROFIT AND LOSS REPORT OF THE COMPANY BASED ON THE RESULTS OF 2007.	Management	For	For
3	APPROVE THE DISTRIBUTION OF PROFIT OF THE COMPANY BASED ON THE RESULTS OF 2007.	Management	For	For
4	APPROVE THE AMOUNT OF, TIME PERIOD AND FORM OF PAYMENT OF ANNUAL DIVIDENDS ON THE COMPANY S SHARES THAT HAVE BEEN PROPOSED BY THE BOARD OF DIRECTORS OF THE COMPANY.	Management	For	For
5	APPROVE CLOSED JOINT STOCK COMPANY PRICEWATERHOUSECOOPERS AUDIT AS THE COMPANY S EXTERNAL AUDITOR.	Management	For	For
6	PAY REMUNERATION TO MEMBERS OF THE BOARD OF DIRECTORS AND AUDIT COMMISSION OF THE COMPANY IN THE AMOUNTS RECOMMENDED BY THE BOARD OF DIRECTORS OF THE COMPANY.	Management	For	For
7	APPROVE THE AMENDMENTS TO THE CHARTER OF OAO GAZPROM.	Management	For	For
8	APPROVE THE AMENDMENTS TO THE REGULATION ON THE GENERAL SHAREHOLDERS MEETING OF OAO GAZPROM.	Management	For	For
9	APPROVE THE AMENDMENTS TO THE REGULATION ON THE BOARD OF DIRECTORS OF OAO GAZPROM.	Management	For	For
10	APPROVE THE AMENDMENT TO THE REGULATION ON THE MANAGEMENT COMMITTEE OF OAO GAZPROM.	Management	For	For
11	IN ACCORDANCE WITH ARTICLES 77 AND 83 OF THE FEDERAL LAW ON JOINT STOCK COMPANIES, DETERMINE THAT, ON THE BASIS OF THE MARKET VALUE AS CALCULATED BY ZAO MEZHDUNARODNYI BIZNES TSENTR: KONSULTATSII, INVESTITSII, OTSENKA (CJSC INTERNATIONAL BUSINESS CENTER: CONSULTATIONS, INVESTMENTS, VALUATION), THE PRICE FOR SERVICES TO BE ACQUIRED BY OAO GAZPROM PURSUANT TO AN AGREEMENT ON INSURING THE LIABILITY OF MEMBERS OF THE BOARD OF DIRECTORS AND MANAGEMENT COMMITTEE OF OAO GAZPROM SHOULD AMOUNT TO THE E...	Management	For	For
12	PROPOSAL 12.1	Management	For	For
13	PROPOSAL 12.2	Management	For	For
14	PROPOSAL 12.3	Management	For	For
15	PROPOSAL 12.4	Management	For	For
16	PROPOSAL 12.5	Management	For	For
17	PROPOSAL 12.6	Management	For	For
18	PROPOSAL 12.7	Management	For	For
19	PROPOSAL 12.8	Management	For	For
20	PROPOSAL 12.9	Management	For	For
21	PROPOSAL 12.10	Management	For	For
22	PROPOSAL 12.11	Management	For	For
23	PROPOSAL 12.12	Management	For	For
24	PROPOSAL 12.13	Management	For	For
25	PROPOSAL 12.14	Management	For	For
26	PROPOSAL 12.15	Management	For	For
27	PROPOSAL 12.16	Management	For	For
28	PROPOSAL 12.17	Management	For	For
29	PROPOSAL 12.18	Management	For	For
30	PROPOSAL 12.19	Management	For	For
31	PROPOSAL 12.20	Management	For	For
32	PROPOSAL 12.21	Management	For	For
33	PROPOSAL 12.22	Management	For	For
34	PROPOSAL 12.23	Management	For	For
35	PROPOSAL 12.24	Management	For	For
36	PROPOSAL 12.25	Management	For	For
37	PROPOSAL 12.26	Management	For	For
38	PROPOSAL 12.27	Management	For	For
39	PROPOSAL 12.28	Management	For	For
40	PROPOSAL 12.29	Management	For	For
41	PROPOSAL 12.30	Management	For	For
42	PROPOSAL 12.31	Management	For	For
43	PROPOSAL 12.32	Management	For	For
44	PROPOSAL 12.33	Management	For	For
45	PROPOSAL 12.34	Management	For	For
46	PROPOSAL 12.35	Management	For	For
47	PROPOSAL 12.36	Management	For	For
48	PROPOSAL 12.37	Management	For	For
49	PROPOSAL 12.38	Management	For	For
50	PROPOSAL 12.39	Management	For	For
51	PROPOSAL 12.40	Management	For	For
52	PROPOSAL 12.41	Management	For	For
53	PROPOSAL 12.42	Management	For	For
54	PROPOSAL 12.43	Management	For	For
55	PROPOSAL 12.44	Management	For	For
56	PROPOSAL 12.45	Management	For	For
57	PROPOSAL 12.46	Management	For	For
58	PROPOSAL 12.47	Management	For	For
59	PROPOSAL 12.48	Management	For	For
60	PROPOSAL 12.49	Management	For	For
61	PROPOSAL 12.50	Management	For	For
62	PROPOSAL 12.51	Management	For	For
63	PROPOSAL 12.52	Management	For	For
64	PROPOSAL 12.53	Management	For	For
65	PROPOSAL 12.54	Management	For	For
66	PROPOSAL 12.55	Management	For	For
67	PROPOSAL 12.56	Management	For	For
68	PROPOSAL 12.57	Management	For	For
69	PROPOSAL 12.58	Management	For	For
70	PROPOSAL 12.59	Management	For	For
71	PROPOSAL 12.60	Management	For	For
72	PROPOSAL 12.61	Management	For	For
73	PROPOSAL 12.62	Management	For	For
74	PROPOSAL 12.63	Management	For	For
75	PROPOSAL 12.64	Management	For	For
76	PROPOSAL 12.65	Management	For	For
77	PROPOSAL 12.66	Management	For	For
78	PROPOSAL 12.67	Management	For	For
79	PROPOSAL 12.68	Management	For	For
80	PROPOSAL 12.69	Management	For	For
81	PROPOSAL 12.70	Management	For	For
82	PROPOSAL 12.71	Management	For	For
83	PROPOSAL 12.72	Management	For	For
84	PROPOSAL 12.73	Management	For	For
85	PROPOSAL 12.74	Management	For	For
86	PROPOSAL 12.75	Management	For	For
87	PROPOSAL 12.76	Management	For	For
88	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: ARKHIPOV DMITRY ALEXANDROVICH	Management	For	For
89	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: ASKINADZE DENIS ARKADIEVICH	Management	For	For
90	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: BIKULOV VADIM KASYMOVICH	Management	For	For
91	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: ISHUTIN RAFAEL VLADIMIROVICH	Management	For	For
92	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: KOBZEV ANDREY NIKOLAEVICH	Management	For	For
93	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: LOBANOVA NINA VLADISLAVOVNA	Management	For	For
94	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: LOGUNOV DMITRY SERGEEVICH	Management	For	Against
95	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: MIKHAILOVA SVETLANA SERGEEVNA	Management	For	Against
96	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: NOSOV YURY STANISLAVOVICHIROVNA	Management	For	Against
97	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: OSELEDKO VIKTORIYA VLADIMIROVNA	Management	For	For
98	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: FOMIN ANDREY SERGEEVICH	Management	For	For
99	ELECTION TO THE AUDIT COMMISSION OF OAO GAZPROM: SHUBIN YURY IVANOVICH	Management	For	Against
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: OAO GAZPROM MEETING DATE: 06/27/2008
TICKER: OGZPY SECURITY ID: 368287207
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE: CUMULATIVE VOTING IS MANDATORY FOR THE ELECTION OF DIRECTORS FOR THIS MEETING. ANY VOTING DONE ON THIS AGENDA IS FOR RECORD KEEPING PURPOSES ONLY. IN ORDER FOR YOUR CUMULATIVE VOTE ON DIRECTORS TO BE COUNTED YOU MUST RETURN THE APPROPRIATE PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE. NO VOTING WILL BE ACCEPTED FROM THIS AGENDA	Management	Unknown	For
2	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: AKIMOV ANDREI IGORIEVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
3	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: ANANENKOV ALEXANDER GEORGIEVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
4	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: BERGMANN BURCKHARD YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
5	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: GAZIZULLIN FARIT RAFIKOVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
6	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: DEMENTIEV ANDREI VLADIMIROVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
7	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: ZUBKOV VIKTOR ALEXEEVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
8	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: KARPEL ELENA EVGENIEVNA YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
9	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: MEDVEDEV YURIY MITROPHANOVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
10	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: MILLER ALEXEY BORISOVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
11	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: NABIULLINA ELVIRA SAKHIPZADOVNA YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
12	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: NIKOLAEV VIKTOR VASILIEVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
13	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: POTYOMKIN ALEXANDER IVANOVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
14	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: SEREDA MIKHAIL LEONIDOVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
15	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: FEODOROV BORIS GRIGORIEVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
16	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: FORESMAN ROBERT MARK YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
17	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: KHRISTENKO VIKTOR BORISOVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
18	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: SHOKHIN ALEXANDER NIKOLAEVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
19	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: YUSUFOV IGOR KHANUKOVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
20	ELECTION TO THE BOARD OF DIRECTORS OF OAO GAZPROM: YASIN EVGENIY GRIGORIEVICH YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: OIL CO LUKOIL MEETING DATE: 06/26/2008
TICKER: LUKOY SECURITY ID: 677862104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE ANNUAL REPORT FOR 2007 AND ANNUAL FINANCIAL STATEMENTS, INCLUDING THE INCOME STATEMENTS AND DISTRIBUTION OF PROFITS.	Management	For	For
2	ELECTION OF AUDIT COMMISSION: IVANOVA, LYUBOV GAVRILOVNA	Management	For	For
3	ELECTION OF AUDIT COMMISSION: KONDRATIEV, PAVEL GENNADIEVICH	Management	For	For
4	ELECTION OF AUDIT COMMISSION: NIKITENKO, VLADIMIR NIKOLAEVICH	Management	For	For
5	PAY REMUNERATION AND REIMBURSE EXPENSES TO MEMBERS OF BOARD OF DIRECTORS AND AUDIT COMMISSION OF OAO LUKOIL AND TO ESTABLISH REMUNERATION FOR NEWLY ELECTED MEMBERS OF BOARD OF DIRECTORS AND AUDIT COMMISSION ACCORDING TO COMMISSION OF OAO LUKOIL .	Management	For	For
6	TO APPROVE THE INDEPENDENT AUDITOR OF OAO LUKOIL - CLOSED JOINT STOCK COMPANY KPMG.	Management	For	For
7	SHAREHOLDER LOAN AGREEMENT BETWEEN OAO LUKOIL (LENDER) AND OOO NARYANMARNEFTEGAZ (BORROWER).	Management	For	For
8	PROVISION OF A LOAN BY OAO LUKOIL (LENDER) TO OAO YUGK TGC-8 (BORROWER).	Management	For	For
9	RECEIPT OF A LOAN BY OAO LUKOIL (BORROWER) FROM OAO YUGK TGC-8 (LENDER).	Management	For	For
10	RECEIPT OF A LOAN BY OAO LUKOIL (BORROWER) FROM OAO YUGK TGC-8 (LENDER).	Management	For	For
11	POLICY (CONTRACT) ON INSURING THE LIABILITY OF DIRECTORS, OFFICERS AND CORPORATIONS BETWEEN OAO LUKOIL (POLICYHOLDER) AND OAO KAPITAL STRAKHOVANIE (INSURER).	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: OIL CO LUKOIL MEETING DATE: 06/26/2008
TICKER: LUKOY SECURITY ID: 677862104
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO ELECT ALEKPEROV, VAGIT YUSUFOVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
2	TO ELECT BELIKOV, IGOR VYACHESLAVOVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
3	TO ELECT WALLETTE (JR), DONALD EVERT. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
4	TO ELECT GRAYFER, VALERY ISAAKOVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
5	TO ELECT KUTAFIN, OLEG EMELYANOVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
6	TO ELECT KOSTIN, ANDREY LEONIDOVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	Against
7	TO ELECT MAGANOV, RAVIL ULFATOVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
8	TO ELECT MATZKE, RICHARD HERMAN. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING RECORD KEEPING PURPOSES.	Management	Unknown	For
9	TO ELECT MIKHAILOV, SERGEI ANATOLIEVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
10	TO ELECT TSVETKOV, NIKOLAI ALEXANDROVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
11	TO ELECT SHERKUNOV, IGOR VLADIMIROVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
12	TO ELECT SHOKHIN, ALEXANDER NIKOLAEVICH. YOU MUST RETURN THE PHYSICAL PROXY CARD TO YOUR CLIENT SERVICE REPRESENTATIVE IN ORDER FOR YOUR VOTE TO BE COUNTED. THIS AGENDA IS ONLY FOR RECORD KEEPING PURPOSES.	Management	Unknown	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: PETROLEO BRASILEIRO S.A. - PETROBRAS MEETING DATE: 06/09/2008
TICKER: PBRA SECURITY ID: 71654V101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	TO APPROVE THE DISPOSAL OF THE CONTROL OF THE SUBSIDIARY OF PETROBRAS, DAPEAN PARTICIPACOES S.A., BY MEANS OF THE MERGER INTO THIS COMPANY OF FASCIATUS PARTICIPACOES S.A., A TRANSACTION INSERTED IN THE SPHERE OF THE INVESTMENT AGREEMENT ENTERED INTO AMONG PETROBRAS, PETROBRAS QUIMICA S.A. - PETROQUISA AND UNIPAR-UNIAO DE INDUSTRIAS PETROQUIMICAS S.A., FOR THE CREATION OF A PETROCHEMICAL COMPANY, ACCORDING TO A MATERIAL FACT OF NOVEMBER 30, 2007.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: STANDARD BANK LONDON HOLDINGS PLC, LONDON MEETING DATE: 11/14/2007
TICKER: -- SECURITY ID: X5599VAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
2	APPROVE, SUBJECT TO PARAGRAPH (E) OF THIS EXTRAORDINARY RESOLUTION THE GRANT BY SBPLC OF A WAIVER, EFFECTIVE UNTIL 31 DEC 2007, OF THE OBLIGATION OF THE BORROWER UNDER CLAUSE 14.10 OF THE USD 500,000,000 LOAN FACILITY TO NJSC NAFTOGAZ OF UKRAINE NAFTOGAZ PURSUANT TO A LOAN AGREEMENT DATED 29 SEP 2004 MADE BETWEEN SBPLC AS LENDER AND NAFTOGAZ AS BORROWER THE NAFTOGAZ LOAN AGREEMENT TO DELIVER ITS AUDITED CONSOLIDATED FINANCIAL STATEMENTS FOR THE FYE 2006 AND OF THE FAILURE BY NAFTOGAZ TO DELIVER ...	Management	For	Take No Action
3	PLEASE NOTE THAT THE MEETING HELD ON 25 OCT 2007 HAS BEEN POSTPONED DUE TO LACK OF QUORUM AND THAT THE SECOND CONVOCATION WILL BE HELD ON 14 NOV 2007. PLEASE ALSO NOTE THE NEW CUTOFF DATE 06 NOV 2007. IF YOU HAVE ALREADY SENT YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: STANDARD BANK LONDON HOLDINGS PLC, LONDON MEETING DATE: 02/21/2008
TICKER: -- SECURITY ID: X5599VAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
2	APPROVE: (A) SUBJECT TO POINT (E) THE GRANT BY SBPLC OF A WAIVER, EFFECTIVE UNTIL 31 MAR 2008, OF THE OBLIGATION OF THE BORROWER UNDER CLAUSE 14.10 OF THE USD 500,000,000 LOAN FACILITY TO NJSC NAFTOGAZ OF UKRAINE NAFTOGAZ PURSUANT TO A LOAN AGREEMENT DATED 29 SEP 2004 MADE BETWEEN SBPLC AS LENDER AND NAFTOGAZ AS BORROWER THE NAFTOGAZ LOAN AGREEMENT TO DELIVER ITS AUDITED CONSOLIDATED FINANCIAL STATEMENTS FOR THE FYE 2006 AND OF THE FAILURE BY NAFTOGAZ TO DELIVER WRITTEN NOTICE OF SUCH POTENTIAL ...	Management	For	Take No Action
3	PLEASE NOTE THAT ABSTAIN IS NOT A VALID VOTE OPTION FOR THIS MEETING. THANK YOU	N/A	N/A	N/A
4	PLEASE NOTE THAT THIS IS A REVISION DUE TO CHANGE IN MEETING DATE FROM 06 FEBTO 21 FEB 2008. IF YOU HAVE ALREADY SENT IN YOUR VOTES, PLEASE DO NOT RETURN THIS PROXY FORM UNLESS YOU DECIDE TO AMEND YOUR ORIGINAL INSTRUCTIONS. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: STANDARD BANK LONDON HOLDINGS PLC, LONDON MEETING DATE: 05/08/2008
TICKER: -- SECURITY ID: X5599VAA9
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	APPROVE: A) SUBJECT TO PARAGRAPH (E) OF THIS EXTRAORDINARY RESOLUTION, THE GRANT BY THE ISSUER OF A WAIVER, EFFECTIVE UNTIL 31 MAY 2008, OF THE OBLIGATION OF THE BORROWER UNDER CLAUSE 11.2(A) OF THE USD 200,000,000 LOAN FACILITY TO NJSC NAFTOGAZ OF UKRAINE NAFTOGAZ PURSUANT TO A LOAN AGREEMENT DATED ON OR AROUND 18 NOV 2005 MADE BETWEEN THE ISSUER AS LENDER AND NAFTOGAZ AS BORROWER THE NAFTOGAZ LOAN AGREEMENT TO DELIVER ITS AUDITED CONSOLIDATED FINANCIAL STATEMENTS FOR THE FYE 2006; B) TO, SUBJE...	Management	For	Take No Action
2	PLEASE NOTE THAT THIS IS AN OGM. THANK YOU.	N/A	N/A	N/A
3	PLEASE BE ADVISED THAT IT IS NOT POSSIBLE TO VOTE ABSTAIN TO THE RESOLUTIONS OF THIS MEETING. THANK YOU.	N/A	N/A	N/A
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Advisor Series I

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Fund

Fidelity Contrafund

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Mt. Vernon Street Trust

Fidelity Puritan Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Claire Walpole my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or her substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 11, 2008.

WITNESS my hand on this 11th day of June 2008.

/s/ Kenneth B. Robins

Kenneth B. Robins

Treasurer